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September 1, 1999



VIA EDGAR
_____________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Endeavor Variable Annuity Account
     File No. 811-06032, CIK 0000859607
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Endeavor Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Endeavor Series Trust, Merrill Lynch Variable Series Funds, Inc., WRL Series Fund, Inc., and The Target Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 25, 1999, Endeavor Series Trust filed its semi-annual report with the Commission via EDGAR (CIK: 847254); on August 16, 1999, Merrill Lynch Variable Series Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 355916); on August 26, 1999 WRL Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 778207); and on August 24, 1999, The Target Account filed its semi-annual report with the Commission via EDGAR (CIK: 1046201). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/  Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division